Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Parties Balances and Transactions [Abstract]
Related Parties Balances and Transactions

Note 14 — Related Parties Balances and Transactions

A.	Balances with related parties:

	As of December 31,
	2022	2021
	U.S. dollars in thousands
Other payables – Officers and Directors	$475	$65
	$475	$65

B.	Transactions with related parties:

	For the year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands
Salary fees(1)	$1,140	$257	$126
Directors consultancy fees(2)	310	29	28
Share based payment expense (refer to Note 9)	4,569	1,707	66
	$6,019	$1,993	$220
(1) Number of related parties	3	3	1
(2) Number of directors	5	4	4

C.	Transactions with related parties

1.	On June 1, 2021, the Company signed an employee agreement with its Chief Financial Officer according to which the Company will pay a monthly fee for his services. In addition, as part of the agreement, Chief Financial Officer was granted with 21,000 options (refer to Note 10(7)). Under the employment agreement, it was agreed that to the extent that economical value of the Options at such time that the Company consummates it’s IPO (the “Options Valuation”) will be, in the aggregate, less than US$ 200 thousand, then the Company shall allocate to the Employee additional Options equal, in the aggregate, to the difference between the Options Valuation and US$ 200 thousand.

2.	On October 31, 2021, the Company’s board of directors recommended that the shareholders approve, and on November 7, 2021 the Company’s shareholders approved, among others, the following:

●	Compensation packages for the Company’s executive officers, consisting of (i) an annual base salary payable in cash and (ii) a target annual bonus based on a combination of Company performance and personal goals and (iii) share based compensation (refer to Note 10(9)).

●	Compensation package for the chairman and other independent and external directors, consisting of (i) an annual retainer payable in cash, (ii) additional cash retainers for committee chairmanship and committee service, and (iii) share based compensation (refer to Note 10 (9)).

●	On May 10 and June 21, 2022, the Company’s board of directors and shareholders, respectively, approved a bonus plan for 2022 for the Company’s officers. The bonus plan defined specified millstones (in fields of clinic trail progress, business developments and raise of money) which their achievements entitled the officers with different percentages out of fix amount of bonus. As detailed in the plan, such bonuses (if entitled) will be paid in cash or, if the Company has less than $6 million of cash and cash equivalents and deposits on December 31,2022, a number of ordinary shares of the Company with a value equal to the cash bonus amount to which the officer would otherwise have been entitled, valuing each ordinary share at the closing price of the Company’s shares on Nasdaq on December 31, 2022. Since the cash and cash equivalents and deposits on December 31,2022 is more than $6 million, the 2022 bonus will be paid in cash. Based on the goals achieved as of December 31, 2022, the Company recorded a share-based payment liability in the amount of $370 thousand which has been recorded as share based compensation expenses in the year ending December 31, 2022. See also note 18 regarding subsequent events.